Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2017
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Segment Revenue and Operating Results
b.	Segment revenue and operating results

	Foundry	Others	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Year ended December 31, 2015
Net revenue from external customers	$842,690.2	$807.2	$843,497.4
Income (loss) from operations	320,833.2	(785.4)	320,047.8
Share of profits (loss) of associates and joint venture	4,582.0	(385.6)	4,196.4
Income tax expense (benefit)	47,646.5	(1.8)	47,644.7

Geographic Information
c.	Geographic information

	Net Revenue from External Customers			Non-current Assets
	Years Ended December 31			December 31,	December 31,
	2015	2016	2017	2016	2017
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Taiwan	$90,169.5	$127,063.0	$90,129.4	$991,567.9	$1,027,963.2
United States	566,600.2	610,371.1	620,948.7	8,245.0	7,515.9
Asia	123,705.9	146,907.4	194,477.1	14,071.3	44,213.4
Europe, the Middle East and Africa	57,065.0	58,042.3	68,538.3	8.7	8.1
Others	5,956.8	5,554.5	3,353.7	—	—

	$843,497.4	$947,938.3	$977,447.2	$1,013,892.9	$1,079,700.6

Production Information
d.	Production information

	Years Ended December 31
Production	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Wafer	$766,228.8	$861,170.8	$874,572.6
Others	77,268.6	86,767.5	102,874.6

	$843,497.4	$947,938.3	$977,447.2

Major Customers Representing at Least 10% of Net Revenue
e.	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2015		2016		2017
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)
Customer A	$134,117.2	16	$157,185.4	17	$214,228.8	22
Customer B	134,158.4	16	107,463.2	11	64,096.2	7